Purchases and sales of subsidiaries, joint ventures, associates and other interests in businesses - Additional information (Detail) - USD ($) $ in Millions							2 Months Ended	12 Months Ended
	Jul. 16, 2019	Dec. 21, 2018	Dec. 14, 2018	Aug. 01, 2018	Jun. 01, 2018	Sep. 01, 2017	Feb. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Acquisitions And Disposals [Line Items]
Current trade receivables								$ 2,543.0	$ 2,097.0
Profit before taxation								15,391.0	11,119.0	$ 18,167.0
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates								10.0	(80.0)	7,733.0
Expected unconditional royalty payments to be received								113.0	124.0
Discontinued operations
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount				$ 1,700.0
Discontinued operations | Yancoal Australia Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount						$ 2,690.0
Cash consideration for disposal						$ 2,450.0					$ 2,540.0
Ownership interest in joint venture disposed						(100.00%)
Expected unconditional royalty payments to be received						$ 240.0		$ 10.0
Unconditional guaranteed royalty payments received											$ 110.0
Unconditional guaranteed royalty received									20.0	90.0
Discontinued operations | Yancoal Australia Limited | Cash proceeds from previous business combination
Disclosure Of Acquisitions And Disposals [Line Items]
Expected unconditional royalty payments to be received							$ 10.0
Rossing Uranium Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Profit before taxation	$ 289.0
Rossing Uranium Limited | Discontinued operations
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest disposed	68.62%
Disposal amount	$ 6.5
Cash consideration for disposal	118.0
Losses on disposals of investments	289.0
Cumulative currency translation losses from recycled currency translation reserves	$ 212.0
Whitehaven Coal Limited | Discontinued operations
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount					$ 200.0
Ownership interest in joint venture disposed					(75.00%)
Cash received from disposals					$ 150.0
Gains on disposals of projects					195.0
Whitehaven Coal Limited | Due within 1 year | Discontinued operations
Disclosure Of Acquisitions And Disposals [Line Items]
Current trade receivables					$ 50.0
Dunkerque Aluminium Smelter
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount			$ 500.0
Profit before taxation			$ 128.0
Proceeds from sale of a business										385.0
Grasberg
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount		$ 3,500.0
Gains on disposals of projects		2,146.0
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates		3,392.0
Grasberg | Copper and Gold Revenues
Disclosure Of Acquisitions And Disposals [Line Items]
Revenues, net of capital contribution.		$ 107.0
Elysis
Disclosure Of Acquisitions And Disposals [Line Items]
Cash investment in joint venture										5.0
Fare value of patents										171.0
Fair value of intellectual property										$ 141.0
Hail Creek
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed				(82.00%)
Hail Creek | Discontinued operations
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed				82.00%
Net proceeds disposal of project				$ 1,545.0					$ 26.0
Profit before taxation				$ 1,141.0
Valeria Project | Discontinued operations
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed				(71.20%)
Net proceeds disposal of project				$ 170.0
Valeria Project | Discontinued operations | Land and Investments
Disclosure Of Acquisitions And Disposals [Line Items]
Net proceeds disposal of project				87.0
Profit before taxation				18.0
Valeria Project | Discontinued operations | Undeveloped Properties
Disclosure Of Acquisitions And Disposals [Line Items]
Cash received from disposals				83.0
Profit before taxation				83.0
Kestrel Underground Coal Mine | Discontinued operations
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount				$ 2,250.0
Ownership interest in joint venture disposed				(80.00%)
Net proceeds disposal of project				$ 2,270.0
Profit before taxation				$ 1,010.0